FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax - Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2005

Proxy Voting Report

July 1, 2004 - June 30, 2005

Nuveen Tax-Advantaged Total Return Strategy Fund

Mtg Date	Company/Ballot Issues		Security	Mgmt Rec	Vote Cast	Record Date	Prpnent	Shares Voted

07/12/04	J Sainsbury Plc		466249109			06/10/04		275,000
Meeting for Holders of ADRs
	1	SUBJECT TO THE ADMISSION TO THE OFFICIAL LIST AND TO TRADING ON THE LONDON STOCK EXCHANGE PLC S MARKET FOR LISTED SECURITIES BY 8:00 A.M. ON 19 JULY 2004 OF REDEEMABLE NON-CUMULATIVE PREFERENCE SHARES OF 35P EACH AND ORDINARY SHARES OF 284/7 PENCE EACH.		For	For		Mgmt
	2	SUBJECT TO THE APPROVAL OF SPECIAL RESOLUTION 1, APPROVAL OF THE COMPANY TO MAKE MARKET PURCHASES OF NEW ORDINARY SHARES OF 35 PENCE EACH IN THE COMPANY AS CONTEMPLATED AND ACCORDANCE WITH THE TERMS OF SECTION 163(3) AND SECTION 166 OF THE COMPANIES ACT		For	For		Mgmt

07/29/04	Tate & Lyle Plc		876570607			06/22/04		140,000
Meeting for Holders of ADRs
	1	TO RECEIVE THE REPORT AND ACCOUNTS.		For	For		Mgmt
	2	TO APPROVE THE DIRECTORS REMUNERATION REPORT.		For	For		Mgmt
	3	TO DECLARE A FINAL DIVIDEND ON THE ORDINARY SHARES.		For	For		Mgmt
	4	TO RE-ELECT RICHARD DELBRIDGE AS A DIRECTOR.		For	For		Mgmt
	5	TO RE-ELECT LARRY PILLARD AS A DIRECTOR.		For	For		Mgmt
	6	TO RE-ELECT DAVID FISH AS A DIRECTOR.		For	For		Mgmt
	7	TO RE-ELECT EVERT HENKES AS A DIRECTOR.		For	For		Mgmt
	8	Ratify Auditors		For	For		Mgmt
	9	TO AUTHORISE THE DIRECTORS TO SET THE AUDITORS REMUNERATION.		For	For		Mgmt
	10	TO RENEW THE COMPANY S AUTHORITY TO PURCHASE ITS OWN SHARES.		For	For		Mgmt
	11	TO RENEW THE DIRECTORS AUTHORITY TO ALLOT SHARES.		For	For		Mgmt
	12	TO RENEW THE DIRECTORS AUTHORITY TO DISAPPLY PRE-EMPTION RIGHTS.		For	For		Mgmt
	13	TO APPROVE AMENDMENTS TO THE ARTICLES OF ASSOCIATION.		For	For		Mgmt

03/11/05	KT Corp (formerly Korea Telecom Corporation)		48268K101			12/31/04		343,000
Meeting for Holders of ADRs
	1	APPROVAL OF BALANCE SHEET, INCOME STATEMENT AND STATEMENT OF APPROPRIATION OF RETAINED EARNINGS FOR THE 23RD FISCAL YEAR, AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.		For	For		Mgmt
	2	APPROVAL OF THE AMENDMENT OF ARTICLES OF INCORPORATION, AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.		For	For		Mgmt
	3	JEONG SOO SUH (NOMINATED BY THE PRESIDENT WITH CONSENT OF BOARD OF DIRECTORS)		For	For		Mgmt
	4	STUART B. SOLOMON (NOMINATED BY OUTSIDE DIRECTOR RECOMMENDATION COMMITTEE)		For	For		Mgmt
	5	THAE SURN KHWARG (NOMINATED BY OUTSIDE DIRECTOR RECOMMENDATIONY COMMITTEE)		For	For		Mgmt
	6	BYOUNG HOON LEE (SHAREHOLDER PROPOSAL - PRACTICALLY INITIATED BY LABOR UNION OF KT)		Against	Against		ShrHoldr
	7	APPROVAL OF LIMIT ON REMUNERATION OF DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.		For	For		Mgmt

04/14/05	Rio Tinto Plc (Formerly Rtz Corp. Plc)		767204100			03/07/05		90,000
Meeting for Holders of ADR’s
	1	AUTHORITY TO ALLOT RELEVANT SECURITIES UNDER SECTION 80 OF THE COMPANIES ACT 1985		For	For		Mgmt
	2	AUTHORITY TO ALLOT EQUITY SECURITIES FOR CASH UNDER SECTION 89 OF THE COMPANIES ACT 1985		For	For		Mgmt
	3	AUTHORITY TO PURCHASE RIO TINTO PLC SHARES BY THE COMPANY OR RIO TINTO LIMITED		For	For		Mgmt
	4	AUTHORITY TO PURCHASE RIO TINTO LIMITED SHARES, OFF MARKET BY TENDER, BY RIO TINTO LIMITED		For	For		Mgmt
	5	AMENDMENTS TO THE ARTICLES OF ASSOCIATION OF THE COMPANY AND THE CONSTITUTION OF RIO TINTO LIMITED		For	For		Mgmt
	6	AMENDMENTS TO THE DLC MERGER SHARING AGREEMENT		For	For		Mgmt
	7	APPROVAL OF THE RIO TINTO SHARE SAVINGS PLAN		For	For		Mgmt
	8	ELECTION OF RICHARD GOODMANSON AS A DIRECTOR		For	For		Mgmt
	9	ELECTION OF ASHTON CALVERT AS A DIRECTOR		For	For		Mgmt
	10	ELECTION OF VIVIENNE COX AS A DIRECTOR		For	For		Mgmt
	11	RE-ELECTION OF PAUL SKINNER AS A DIRECTOR		For	For		Mgmt
	12	Ratify Auditors		For	For		Mgmt
	13	APPROVAL OF REMUNERATION REPORT		For	For		Mgmt
	14	RECEIVE THE ANNUAL REPORT AND FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2004 *		For	For		Mgmt

04/19/05	Citigroup Inc. *C*		172967101			02/25/05		205,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Amend Omnibus Stock Plan		For	For		Mgmt
	4	Limit/Prohibit Awards to Executives		Against	Against		ShrHoldr
	5	Report on Political Contributions		Against	Against		ShrHoldr
	6	Prohibit Chairman From Management Duties, Titles or Responsibilities		Against	For		ShrHoldr
	7	Limit Executive Compensation		Against	Against		ShrHoldr
	8	Require a Majority Vote for the Election of Directors		Against	For		ShrHoldr
	9	Review/Limit Executive Compensation		Against	Against		ShrHoldr
	10	Adopt Simple Majority Vote		Against	For		ShrHoldr

04/19/05	Wachovia Corp. *WB*		929903102			02/16/05		150,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director John D. Baker, II — Withhold
	1.2	Elect Director Peter C. Browing — For
	1.3	Elect Director Donald M. James — For
	1.4	Elect Director Van L. Richey — For
	1.5	Elect Director G. Kennedy Thompson — For
	1.6	Elect Director John C. Whitaker, Jr. — For
	1.7	Elect Director Wallace D. Malone, Jr. — For
	1.8	Elect Director Robert J. Brown — For
	2	Ratify Auditors		For	For		Mgmt

04/21/05	Weyerhaeuser Co. *WY*		962166104			02/25/05		110,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director D. Michael Steuart — For
	1.2	Elect Director Martha R. Ingram — Withhold
	1.3	Elect Director John I. Kieckhefer — Withhold
	1.4	Elect Director Arnold G. Langbo — Withhold
	1.5	Elect Director Charles R. Williamson — For
	2	Expense Stock Options		Against	For		ShrHoldr
	3	Declassify the Board of Directors		Against	For		ShrHoldr
	4	Performance- Based/Indexed Options		Against	For		ShrHoldr
	5	Report on Eliminating the Purchase of Timber from National Forests		Against	Against		ShrHoldr
	6	Ratify Auditors		For	For		Mgmt

04/22/05	Dominion Resources, Inc. *D*		25746U109			02/25/05		110,000
	1	Elect Directors		For	For		Mgmt
	2	Approve Non-Employee Director Omnibus Stock Plan		For	For		Mgmt
	3	Approve Omnibus Stock Plan		For	For		Mgmt
	4	Ratify Auditors		For	For		Mgmt
	5	Report on Greenhouse Gas Emissions		Against	Against		ShrHoldr

04/26/05	Merck & Co., Inc. *MRK*		589331107			02/25/05		230,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Prohibit Awards to Executives		Against	Against		ShrHoldr
	4	Limit Executive Compensation		Against	Against		ShrHoldr
	5	Eliminate Animal Testing		Against	Against		ShrHoldr
	6	Separate Chairman and CEO Positions		Against	For		ShrHoldr
	7	Report on Product Availability in Canada		Against	For		ShrHoldr
	8	Report on Political Contributions		Against	Against		ShrHoldr
	9	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic		Against	Against		ShrHoldr

04/26/05	Wells Fargo & Company *WFC*		949746101	03/08/05			120,000
	1	Elect Directors			For	Split		Mgmt
	1.1	Elect Director J.A. Blanchard III — For
	1.2	Elect Director Susan E. Engel — For
	1.3	Elect Director Enrique Hernandez, Jr. — For
	1.4	Elect Director Robert L. Joss — For
	1.5	Elect Director Reatha Clark King — For
	1.6	Elect Director Richard M. Kovacevich — For
	1.7	Elect Director Richard D. McCormick — For
	1.8	Elect Director Cynthia H. Milligan — Withhold
	1.9	Elect Director Philip J. Quigley — For
	1.10	Elect Director Donald B. Rice — Withhold
	1.11	Elect Director Judith M. Runstad — Withhold
	1.12	Elect Director Stephen W. Sanger — For
	1.13	Elect Director Susan G. Swenson — For
	1.14	Elect Director Michael W. Wright — Withhold
	2	Amend Omnibus Stock Plan		For	For		Mgmt
	3	Ratify Auditors		For	For		Mgmt
	4	Adopt Policy on Payday Lenders		Against	Against		ShrHoldr
	5	Link Executive Compensation to Predatory Lending		Against	Against		ShrHoldr
	6	Performance- Based/Indexed Options		Against	For		ShrHoldr
	7	Limit Executive Compensation		Against	Against		ShrHoldr
	8	Separate Chairman and CEO Positions		Against	For		ShrHoldr

04/27/05	Alumina Ltd (formerly Wmc Limited)		022205108			03/21/05		404,000
Meeting for Holders of ADR’s
	1	TO RE-ELECT MR. R J MCNEILLY AS A DIRECTOR MR. MCNEILLY RETIRES IN ACCORDANCE WITH THE COMPANY S CONSTITUTION. BEING ELIGIBLE, MR. MCNEILLY OFFERS HIMSELF FOR RELECTION.		For	For		Mgmt
	2	TO RE-ELECT MR M R RAYNER AS A DIRECTOR MR RAYNER RETIRES IN ACCORDANCE WITH THE COMPANY S CONSTITUTION, BEING ELIGIBLE, MR RAYNER OFFERS HIMSELF FOR RE-ELECTION		For	For		Mgmt
	3	TO CONSIDER AND, IF THOUGHT FIT, TO PASS THE FOLLOWING RESOLUTION: THAT, PURSUANT TO SECTIONS 136(2) AND 648G OF THE CORPORATIONS ACT 2001 (CTH), RULE 139 OF THE CONSTITUTION OF THE COMPANY IS RENEWED.		For	For		Mgmt

04/27/05	CHEVRON CORP *CVX*		166764100			03/01/05		80,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Limit Executive Compensation		Against	Against		ShrHoldr
	4	Submit Severance Agreement (Change-in-Control) to Shareholder Vote		Against	For		ShrHoldr
	5	Expense Stock Options		Against	For		ShrHoldr
	6	Eliminate Animal Testing		Against	Against		ShrHoldr
	7	Report on Drilling in Protected Areas		Against	Against		ShrHoldr
	8	Report on Remediation Programs in Ecuador		Against	Against		ShrHoldr

04/27/05	IndyMac Bancorp, Inc. *NDE*		456607100			02/28/05		265,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt

04/28/05	Altria Group, Inc. *MO*		02209S103			03/07/05		235,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director Elizabeth E. Bailey — For
	1.2	Elect Director Harold Brown — For
	1.3	Elect Director Mathis Cabiallavetta — For
	1.4	Elect Director Louis C. Camilleri — For
	1.5	Elect Director J. Dudley Fishburn — For
	1.6	Elect Director Robert E. R. Huntley — For
	1.7	Elect Director Thomas W. Jones — Withhold
	1.8	Elect Director George Munoz — For
	1.9	Elect Director Lucio A. Noto — For
	1.10	Elect Director John S. Reed — For
	1.11	Elect Director Carlos Slim Helu — For
	1.12	Elect Director Stephen M. Wolf — For
	2	Approve Omnibus Stock Plan		For	For		Mgmt
	3	Amend Non-Employee Director Stock Option Plan		For	For		Mgmt
	4	Ratify Auditors		For	For		Mgmt
	5	Eliminate Animal Testing		Against	Against		ShrHoldr
	6	Product Warnings for Pregnant Women		Against	Against		ShrHoldr
	7	Cease Use of Light and Ultra Light in Cigarette Marketing		Against	Against		ShrHoldr
	8	Apply Fire Safety Standards for Cigarettes		Against	Against		ShrHoldr

04/28/05	Kimberly-Clark Corp. *KMB*		494368103			02/28/05		80,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Adopt ILO Based Code of Conduct		Against	Against		ShrHoldr

04/28/05	Lockheed Martin Corp. *LMT*		539830109			03/01/05		140,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director E.C. ‘Pete’ Aldridge, Jr. — For
	1.2	Elect Director Nolan D. Archibald — For
	1.3	Elect Director Marcus C. Bennett — For
	1.4	Elect Director James O. Ellis, Jr. — For
	1.5	Elect Director Gwendolyn S. King — For
	1.6	Elect Director Douglas H. McCorkindale — For
	1.7	Elect Director Eugene F. Murphy — For
	1.8	Elect Director Joseph W. Ralston — Withhold
	1.9	Elect Director Frank Savage — Withhold
	1.10	Elect Director Anne Stevens — For
	1.11	Elect Director Robert J. Stevens — For
	1.12	Elect Director James R. Ukropina — For
	1.13	Elect Director Douglas C. Yearley — For
	2	Ratify Auditors		For	For		Mgmt
	3	Amend Omnibus Stock Plan		For	For		Mgmt
	4	Performance-Based/Indexed Options		Against	Against		ShrHoldr
	5	Adopt Simple Majority Vote Requirement for All Issues		Against	For		ShrHoldr
	6	Report on Pay Disparity		Against	Against		ShrHoldr
	7	and amend its code of conduct and policies related to bidding Review Code of Conduct on Military Contracts		Against	Against		ShrHoldr

04/29/05	SBC Communications Inc. *SBC*		78387G103			03/01/05		235,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Approve Nonqualified Employee Stock Purchase Plan		For	For		Mgmt
	4	Report on Political Contributions		Against	Against		ShrHoldr
	5	Report on Executive Compensation		Against	Against		ShrHoldr
	6	Performance- Based/Indexed Options		Against	Against		ShrHoldr
	7	Adopt Simple Majority Vote		Against	For		ShrHoldr

05/04/05	Packaging Corporation of America *PKG*		695156109			03/15/05		300,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Amend Omnibus Stock Plan		For	For		Mgmt

05/04/05	Raytheon Co. *RTN*		755111507			03/09/05		235,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Declassify the Board of Directors		For	For		Mgmt
	4	Amend Omnibus Stock Plan		For	For		Mgmt
	5	Amend Non-Employee Director Restricted Stock Plan		For	For		Mgmt
	6	Adopt MacBride Principles		Against	Against		ShrHoldr
	7	Require a Majority Vote for the Election of Directors		Against	For		ShrHoldr
	8	Require Director Nominee Qualifications		Against	Against		ShrHoldr

05/05/05	ConocoPhillips *COP*		20825C104			03/10/05		56,700
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Limit Executive Compensation		Against	Against		ShrHoldr
	4	Require a Majority Vote for the Election of Directors		Against	For		ShrHoldr

05/05/05	Union Pacific Corp. *UNP*		907818108			02/25/05		90,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director Philip F. Anschutz — For
	1.2	Elect Director Erroll B. Davis, Jr. — Withhold
	1.3	Elect Director Richard K. Davidson — For
	1.4	Elect Director Thomas J. Donohue — For
	1.5	Elect Director Archie W. Dunham — For
	1.6	Elect Director Spencer F. Eccles — For
	1.7	Elect Director Judith Richards Hope — For
	1.8	Elect Director Michael W. McConnell — For
	1.9	Elect Director Steven R. Rogel — For
	1.10	Elect Director James R. Young — For
	1.11	Elect Director Ernesto Zedillo Ponce de Leon — For
	2	Approve Executive Incentive Bonus Plan		For	For		Mgmt
	3	Ratify Auditors		For	For		Mgmt
	4	Performance- Based/Indexed Options		Against	Against		ShrHoldr

05/05/05	Verizon Communications *VZ*		92343V104			03/07/05		190,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director James R. Barker — For
	1.2	Elect Director Richard L. Carrion — For
	1.3	Elect Director Robert W. Lane — For
	1.4	Elect Director Sandra O. Moose — For
	1.5	Elect Director Joseph Neubauer — Withhold
	1.6	Elect Director Thomas H. O’ Brien — For
	1.7	Elect Director Hugh B. Price — For
	1.8	Elect Director Ivan G. Seidenberg — For
	1.9	Elect Director Walter V. Shipley — For
	1.10	Elect Director John R. Stafford — For
	1.11	Elect Director Robert D. Storey — For
	2	Ratify Auditors		For	For		Mgmt
	3	Provide for Cumulative Voting		Against	For		ShrHoldr
	4	Require a Majority Vote for the Election of Directors		Against	For		ShrHoldr
	5	Require Majority of Independent Directors on Board		Against	Against		ShrHoldr
	6	Separate Chairman and CEO Positions		Against	For		ShrHoldr
	7	Amend Director/Officer Liability/Indemnifications Provisions		Against	Against		ShrHoldr
	8	Report on Political Contributions		Against	Against		ShrHoldr

05/09/05	Pitney Bowes Inc. *PBI*		724479100			03/11/05		155,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt

05/10/05	International Paper Co. *IP*		460146103			03/17/05		125,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Limit Executive Compensation		Against	Against		ShrHoldr

05/10/05	Loews Corp. *LTR*		540424207			03/14/05		330,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Amend Stock Option Plan		For	For		Mgmt
	4	Amend Executive Incentive Bonus Plan		For	For		Mgmt
	5	Provide for Cumulative Voting		Against	Against		ShrHoldr
	6	Report on Political Contributions		Against	Against		ShrHoldr
	7	Support Legislation and Make Public Statements on Environmental Tobacco Smoke		Against	Against		ShrHoldr
	8	Apply Fire Safety Standards for Cigarettes		Against	Against		ShrHoldr

05/11/05	Newell Rubbermaid Inc. *NWL*		651229106			03/15/05		207,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Declassify the Board of Directors		Against	For		ShrHoldr

05/17/05	JPMorgan Chase & Co. *JPM*		46625H100			03/22/05		205,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Approve Omnibus Stock Plan		For	Against		Mgmt
	4	Establish Term Limits for Directors		Against	Against		ShrHoldr
	5	Separate Chairman and CEO Positions		Against	For		ShrHoldr
	6	Limit Executive Compensation		Against	Against		ShrHoldr
	7	Adopt Executive Benefit Policy		Against	For		ShrHoldr

05/18/05	The Hartford Financial Services Group, Inc. *HIG*		416515104			03/22/05		80,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Approve Omnibus Stock Plan		For	For		Mgmt
	4	Amend Executive Incentive Bonus Plan		For	For		Mgmt

05/20/05	Aon Corp. *AOC*		037389103			03/23/05		390,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt

06/02/05	Albertson’s, Inc. *ABS*		013104104			04/13/05		375,000
	1	Elect Directors		For	Split		Mgmt
	1.1	Elect Director Henry I. Bryant — Withhold
	1.2	Elect Director Bonnie G. Hill — Withhold
	1.3	Elect Director Lawrence R. Johnston — Withhold
	1.4	Elect Director Kathi P. Siefert — For
	2	Ratify Auditors		For	For		Mgmt
	3	Require a Majority Vote for the Election of Directors		Against	For		ShrHoldr
	4	Adopt Simply Majority Vote Requirement		Against	For		ShrHoldr
	5	Submit Severance Agreement (Change-in-Control) to Shareholder Vote		Against	For		ShrHoldr
	6	Separate Chairman and CEO Positions		Against	For		ShrHoldr
	7	Performance- Based/Indexed Options		Against	For		ShrHoldr

06/07/05	Kerr-McGee Corp. *KMG*		492386107			03/11/05		215,000
	1	Elect Directors		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Approve Omnibus Stock Plan		For	For		Mgmt
	4	Increase Authorized Common Stock		For	For		Mgmt
	5	Establish Office of the Board of Directors		Against	Against		ShrHoldr

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Tax - Advantaged Total Return Strategy Fund

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2005